Basis of preparation	12 Months Ended
Dec. 31, 2024
Corporate information and statement of IFRS compliance [abstract]
Basis of preparation	Basis of preparation
Except for share data and per share amounts, the financial statements are presented in thousands of euros. Amounts are rounded up or down the nearest whole number for the calculation of certain financial data and other information contained in these accounts.
Accordingly, the total amounts presented in certain tables may not be the exact sum of the preceding figures.

Statement of compliance
The consolidated financial statements of the Group as of and for the years ended December 31, 2022, 2023 and 2024 have been prepared in accordance with both International Financial Reporting Standards (“IFRS”) as issued by the International Accounting
Standard Board (“IASB”) and IFRS as adopted by the European Union (“EU”) regulation n°1606/2002 of July 19, 2002. The term
“IFRS” refers collectively to International Accounting Standards (“IAS”) and IFRS as well as the interpretations issued by the
Standing Interpretations Committee (“SIC”) and the International Financial Reporting Interpretations Standards Committee (“IFRS
IC”), whose application is mandatory for the year ended December 31, 2024.
Preparation of the financial statements
The consolidated financial statements of the Group were prepared on a historical cost basis, with the exception of certain asset and liability categories and in accordance with the provisions set out in IFRS such as employee benefits measured using the projected unit credit method, the Heights notes (classified under "Convertible loan notes") measured at fair value and derivative financial instruments measured at fair value.
Going concern
The Group has incurred substantial operating losses since inception and expects to continue to incur significant operating losses for the foreseeable future and may never become profitable. For the year ended December 31, 2024, the Group had a net loss of €176,242 thousand.
Since inception, the Group has financed its operations through the issuance of ordinary shares with gross aggregate proceeds of
€557.2 million, of which €130 million of gross proceeds were from offerings of its ordinary shares on Euronext Paris in February 2023 and €223.3 million of gross proceeds were from its offering of ordinary shares in the form of American Depository Shares ("ADS") on the Nasdaq Global Market as well as ordinary shares in Europe (including France) and countries outside of the United States in a private placement in October 2023, bank borrowings and structured loans for €175.0 million, reimbursements of Research Tax Credits
(Crédit d’Impôt Recherche (“CIR”)) in an aggregate amount of €35.6 million, subsidies received from Banque Publique
d’Investissement (“Bpifrance”) (including €17.1 million of subsidies and €1.8 million of conditional advances) and royalty certificates in an amount of €2.9 million.
Based on (a) the Group’s existing cash and cash equivalents of €144.2 million as of December 31, 2024 and (b) the expected reimbursement of the CIR from 2024 in the second half of 2025 amounting to €5.7 million, the Group expects, as of the date of issuance of these financial statements, to be able to fund its forecasted cash flow requirements into the fourth quarter of 2025. This takes into account management's assumptions of higher R&D expenditure in 2024 and into 2025 driven by the progression of the
Phase 3 clinical trials of obefazimod in UC and the initiation of the Phase 2b clinical trials for CD. Under these assumptions and based on the Group's current clinical and operational plans, the Group would have sufficient funds to finance its operations in the fourth quarter of 2025, i.e. through the announcement of its top-line data from the Phase 3 ABTECT-1 and ABTECT-2 induction trials for
UC in the third quarter of 2025.
The elements referred to above, as well as (c) the Group's expectation to generate operating losses and negative operating cash flows in the future, and (d) the need for additional funding to support its planned operations, result in a material uncertainty that may cast significant doubt (or raise substantial doubt as contemplated by Public Company Accounting Oversight Board standards) regarding its ability to continue as a going concern for a period of one year after the date that these consolidated financial statements are issued. The
Group continues to monitor its spending of 2025 expenses, ensuring strict adherence to the approved budget, which may include projected savings through the gating of non essential spend and to pursue additional cash resources through public or private equity or debt financings, regional out licensing agreements and/or royalty financing. The Group has concluded that substantial doubt exists about the Group’s ability to continue as a going concern for a period of at least 12 months from the date of issuance of these consolidated financial statements.
The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the ordinary course of business. The financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that may be necessary if the
Group is unable to continue as a going concern.
Impact of the Ukraine/Russia Hostilities on the Group
In February 2022, Russia invaded Ukraine. The conflict has already had major implications for the global economy and the rate of inflation, particularly in relation to the supply of energy, raw materials and food products. It has also caused intense volatility on the financial markets, something that is still ongoing at the reporting date and has pushed down stock market prices around the world.
Given these developments, the Group has decided not to include Russia and Belarus in its global Phase 3 program for obefazimod in
UC. However, the global scale of this conflict cannot be predicted at this stage. The Group, therefore, cannot rule out an adverse impact of this conflict on its business, including in terms of access to raw materials, logistics, the performance of clinical studies and in relation to any future financing the Group may seek.
The long-term safety and efficacy extension of the Phase 2b maintenance trial of obefazimod in moderately to severely active UC is the Group’s only clinical trial with patients currently enrolled in Ukraine.  The Phase 2b 12-month assessment was carried out in all the Ukrainian patients before the war broke out and these patients are therefore included in the one-year maintenance results that were reported on April 6, 2022. Ukrainian patients who completed the two-year Phase 2b maintenance trial have been transitioned to the long-term safety and efficacy trial that is still on-going. The Group also has a few Ukrainian sites active in the western part of Ukraine in the ABTECT Phase 3 clinical trials. None of these sites are located in the Crimea Region of Ukraine, the so-called Donetsk
People’s Republic, or the so-called Luhansk People’s Republic. We continue to monitor developments in the region, but any instability as a result of the war may have material adverse impacts on these clinical sites, which could negatively impact our Phase 3 clinical trials.
Together with its CROs, the Group is making considerable efforts to ensure the follow-up of patients who are unable to come to the study centers. Monitoring takes place through a remote monitoring system that was established and used successfully during the
COVID-19 pandemic.
New, revised or amended Standards and Interpretations
The Group applied the following amendments to IFRS that are effective as of December 31, 2024:
•Amendments to IAS 1 Presentation of Financial Statements – Classification of Liabilities as Current or Non-current, and
Non-current Liabilities with Covenants;
•Amendments to IAS 7 Statement of Cash Flows and IFRS 7 Financial Instruments: Disclosures – Supplier Finance
Agreements; and
•Amendments to IFRS 16 Leases: Lease Liability in a Sale and Leaseback.
The Group assessed the impacts resulting from the application of these issued accounting pronouncements and concluded that impacts are not material, with the exception of the amendments to IAS 1, issued in 2020 and 2022, which aim at clarifying the requirements on determining whether a liability is current or non-current, and require new disclosures for non-current liabilities that are subject to future covenants. In accordance with these amendments, an entity shall classify a liability as current when it does not have the right at the end of the reporting period to defer settlement of the liability for at least twelve months after the reporting period.
These amendments can impact liabilities with covenants which breach can render the related liabilities repayable within 12 months.
However, the Group has no such liabilities.
Under the amendments, a settlement of a liability includes transferring an entity's own equity instruments to the counterparty.
Therefore, if a liability has any conversion options that involve a transfer of the entity's own equity instruments, then these generally affect its classification as current or non-current. As an exception, if these conversion options are recognized as equity under IAS 32, then they do not affect the current or non-current classification of the liability.
As disclosed in Notes 15.1, 15.2 and 15.5 the Group has convertible notes (respectively the Kreos / Claret OCABSA, the Heights convertible notes (as of December 31, 2023 and 2024) and the OCEANE bonds (as of December 31, 2022), as defined below) that are convertible into a potentially variable number of ordinary shares of the Group at any time at the option of the noteholders. Despite the fact that the Group has the unconditional right to defer the settlement of such convertible notes into cash beyond twelve months, in application of these amendments, the Group will no longer be considered to have an unconditional right to defer the settlements of the
Heights convertible notes and the OCEANE bonds due to their conversion options that are embedded derivatives not recognized as equity components. Consequently, the amendments led to the reclassification of these convertible notes as current liabilities on a retrospective basis:
•As of December 31, 2022, the carrying value of the OCEANE bonds was €19,957 thousand, of which 19,332 thousand were classified within non-current financial liabilities in the Group’s annual financial statements for the year ended December 31,
2022. In application of these amendments, all of the carrying value of €19,957 thousand is now presented within current financial liabilities.
•As of December 31, 2023, the carrying value of the Heights convertible notes was €29,605 thousand, of which €20,652 thousand were classified within non-current financial liabilities in the Group’s annual financial statements for the year ended
December 31, 2023. In application of these amendments, all of the carrying value of €29,605 thousand is now presented within current financial liabilities.
The classification of the Kreos / Claret OCABSA will not be impacted since they are compound instruments with conversion option and attached OCABSA warrants recognized as an equity component.
New standards, amendments and interpretations issued by IASB but not yet mandatory for financial years starting from January 1,
2024
The Group did not elect for early application of the following new standards, amendments and interpretations, which were issued but not mandatory as of December 31, 2024:

•Amendments to IAS 21 The Effects of Changes in Foreign Exchange Rates – Lack of Exchangeability whose application is for annual reporting periods beginning on or after January 1, 2025;
•Amendments to IFRS 9 Financial Instruments and IFRS 7 Financial Instruments: Disclosures – Amendments to the
Classification and Measurement of Financial Instruments, whose application is for annual reporting periods beginning on or after January 1, 2026 (not yet approved by the EU);
•Amendments to IFRS 9 Financial Instruments and IFRS 7 Financial Instruments: Disclosures – Contracts Referencing
Nature-dependent Electricity, whose application is for annual reporting periods beginning on or after January 1, 2026
(not yet approved by the EU);
•IFRS 18 Presentation and Disclosure in Financial Statements, whose application is for annual reporting periods beginning on or after January 1, 2027 (not yet approved by the EU);
•IFRS 19 Subsidiaries without Public Accountability: Disclosures, whose application is for annual reporting periods beginning on or after January 1, 2027 (not yet approved by the UE), and
•Annual Improvements Volume 11, whose application is for annual reporting periods beginning on or after January 1,
2026 (not yet approved by the UE).
These texts have not been early adopted. The expected impacts are not considered significant, except for IFRS 18, for which the Group has not completed its assessment to date.